Restricted Deposit	12 Months Ended
Dec. 31, 2023
Restricted Deposit [Abstract]
RESTRICTED DEPOSIT

6.      RESTRICTED DEPOSIT

As at December 31, 2023, restricted deposits consisted of $8,679 (December 31, 2022 – $8,489) held in a guaranteed investment certificate as collateral for a corporate credit card.